Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 296	£ 290
Liabilities	424	395
Inflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Assets inflow	1	10
Outflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Liabilities outflow	8	5
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	152	144
Liabilities	49	68
Cash flow hedges | Within one year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	65	46
Liabilities	48	52
Cash flow hedges | Beyond five years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	0
Liabilities	£ 0	£ 0